WARRANT LIABILITY (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Weighted Average Assumptions:
Risk-free Interest Rate	3.78%	4.07%
Expected Dividend Yield	0.00%	0.00%
Expected warrant life (years)	5 months 23 days	8 months 23 days
Expected Stock Price Volatility	49.96%	56.80%
Weighted Average Fair Value	$ 0.09	$ 0.05